Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
Equity Method Investments

6. Equity Method Investments.  Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.  Summarized financial information for our investment in Betazone assuming 100% ownership interest is as follows:

	June 30, 2012	December 31, 2011
Balance sheet
Current assets	31,843	124,462
Current liabilities	226,869	131,672

Statement of operations
Revenues	17,632	315,346
Net loss	(169,922)	(102,047)

In 2011, the Company’s share of Betazone’s losses became equal in amount to the carrying value of its investment in Betazone. Accordingly, the Company suspended the equity method of accounting for its investment and no additional losses were charged to operations. The Company’s unrecorded share of losses for the six months ended June 30, 2012 totaled $76,465.

NOTE 5 – Equity Method Investments

Our significant unconsolidated subsidiary that is accounted for using the equity method of accounting is our investment in Betazone Laboratories LLC.  Summarized financial information for our Invesment in Betazone Laboratories, LLC assuming 100% ownership interest is as follows:

	2011	2010
Balance sheet
Current assets	124,462	95,054
Current Liabilities	131,672	217

Statement of operations
Revenues	315,346	225,266
Net income (loss)	(102,047)	122,901

In 2011, when the company’s share of losses equaled the carrying value of its investment, the equity method of accounting was suspended, and no additional losses were charged to operations. The company’s unrecorded share of losses for 2011 totaled $3,245.